Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Revenue [Abstract]
Unbilled revenues	$ 369	$ 303
Unbilled non financial asset	572	474
Unbilled Revenue	$ 941	$ 777